Subsequent Events (Details Textual) - CLP ($) $ in Millions		1 Months Ended
	Nov. 27, 2018	Jan. 21, 2020	Feb. 04, 2020	Jan. 22, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Notion amount					$ 377,131,597	$ 241,467,084	$ 177,224,139
Non-adjusting events after reporting period [member]
Disclosure of financial liabilities [line items]
Bond issuance and repurchase, Shares	280
Non-adjusting events after reporting period [member] | USD [Member]
Disclosure of financial liabilities [line items]
Notion amount		$ 750
Bond issuance and repurchase term		5 years
Non-adjusting events after reporting period [member] | USD [Member] | Nexus [Member]
Disclosure of financial liabilities [line items]
Notion amount				$ 79,577
Non-adjusting events after reporting period [member] | Senior Bonds [Member] | Unidad De Fomento [Member]
Disclosure of financial liabilities [line items]
Notion amount			$ 2,000,000
Non-adjusting events after reporting period [member] | Subordinated bond [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Notion amount		$ 200